Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule of Rent Expense

The components of net rent expense are as follows:

	Successor		Predecessor
	Twelve months ended December 31, 2015	September 1, 2014 through December 31, 2014	January 1, 2014 through August 31, 2014	Twelve months ended December 31, 2013
	(in thousands)
Cash rent:
Store base rent	$126,517	$35,218	$562	$819
Equipment rent	16,061	5,957	155	175
Total cash rent	142,578	41,175	717	994
Non-cash rent:
Straight-line rent	(1,716)	1,181	12	20
Capital lease offset	(1,011)	(244)	—	—
Net rent expense	$139,851	$42,112	$729	$1,014

Schedule of Future Minimum Rental Payments for Operating Leases

Future minimum lease payments, excluding sale-leaseback financing obligations (see Note 11), for future fiscal years are as follows (in thousands):

2016	$80,259
2017	76,230
2018	70,663
2019	69,201
2020	68,306
Thereafter	477,214
Total	$841,873